Accounts payable (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Detailed Information about Accounts Payable

	2023		2022		2021
	Non-current	Current	Non-current	Current	Non-current	Current
Trade payable and related parties (1)	4	2,285	4	2,498	8	1,880
Guarantee deposits	-	4	1	5	-	7
Payables with partners in JA and other agreements	1	14	1	50	1	60
Miscellaneous	-	16	-	11	-	16

	5	2,319	6	2,564	9	1,963

(1)	See Note 36 for information about related parties.